LOANS, ALLOWANCE FOR LOAN LOSSES, AND CREDIT QUALITY - Summary of loans by credit quality indicator based on internally assigned credit grade (Details 4) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 545,707,995	$ 472,488,814	$ 513,760,783
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	545,708,000	472,489,000
Loans Receivable | Grades 1-4
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	494,197,000
Loans Receivable | Grade 5
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	20,250,000
Loans Receivable | Grade 6
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	4,569,000
Loans Receivable | Grade 7
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	26,527,000
Loans Receivable | Grade 8
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	165,000
Loans Receivable | Grade 9
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Commercial & Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	201,363,000	154,011,000
Loans Receivable | Commercial & Industrial | Grades 1-4
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	193,018,000
Loans Receivable | Commercial & Industrial | Grade 5
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	958,000
Loans Receivable | Commercial & Industrial | Grade 6
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1,381,000
Loans Receivable | Commercial & Industrial | Grade 7
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	6,006,000
Loans Receivable | Commercial & Industrial | Grade 8
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Commercial & Industrial | Grade 9
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | CRE Owner-occupied
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	112,040,000	111,179,000
Loans Receivable | CRE Owner-occupied | Grades 1-4
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	101,139,000
Loans Receivable | CRE Owner-occupied | Grade 5
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	7,042,000
Loans Receivable | CRE Owner-occupied | Grade 6
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	2,054,000
Loans Receivable | CRE Owner-occupied | Grade 7
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1,640,000
Loans Receivable | CRE Owner-occupied | Grade 8
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	165,000
Loans Receivable | CRE Owner-occupied | Grade 9
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | CRE Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	71,520,000	66,577,000
Loans Receivable | CRE Investment | Grades 1-4
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	60,375,000
Loans Receivable | CRE Investment | Grade 5
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	10,009,000
Loans Receivable | CRE Investment | Grade 6
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | CRE Investment | Grade 7
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1,136,000
Loans Receivable | CRE Investment | Grade 8
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | CRE Investment | Grade 9
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Construction & Land Development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	26,964,000	24,774,000
Loans Receivable | Construction & Land Development | Grades 1-4
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	11,240,000
Loans Receivable | Construction & Land Development | Grade 5
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	923,000
Loans Receivable | Construction & Land Development | Grade 6
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	885,000
Loans Receivable | Construction & Land Development | Grade 7
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	13,916,000
Loans Receivable | Construction & Land Development | Grade 8
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Construction & Land Development | Grade 9
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Residential Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	7,670,000	9,363,000
Loans Receivable | Residential Construction | Grades 1-4
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	6,739,000
Loans Receivable | Residential Construction | Grade 5
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Residential Construction | Grade 6
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Residential Construction | Grade 7
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	931,000
Loans Receivable | Residential Construction | Grade 8
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Residential Construction | Grade 9
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Residential First Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	79,543,000	56,392,000
Loans Receivable | Residential First Mortgage | Grades 1-4
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	76,066,000
Loans Receivable | Residential First Mortgage | Grade 5
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1,102,000
Loans Receivable | Residential First Mortgage | Grade 6
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Residential First Mortgage | Grade 7
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	2,375,000
Loans Receivable | Residential First Mortgage | Grade 8
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Residential First Mortgage | Grade 9
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Residential Junior Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	40,928,000	42,699,000
Loans Receivable | Residential Junior Mortgage | Grades 1-4
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	40,091,000
Loans Receivable | Residential Junior Mortgage | Grade 5
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	216,000
Loans Receivable | Residential Junior Mortgage | Grade 6
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	249,000
Loans Receivable | Residential Junior Mortgage | Grade 7
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	372,000
Loans Receivable | Residential Junior Mortgage | Grade 8
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Residential Junior Mortgage | Grade 9
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Retail & Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	5,680,000	7,494,000
Loans Receivable | Retail & Other | Grades 1-4
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	5,529,000
Loans Receivable | Retail & Other | Grade 5
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Retail & Other | Grade 6
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Retail & Other | Grade 7
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	151,000
Loans Receivable | Retail & Other | Grade 8
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Retail & Other | Grade 9
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans